Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

For all periods presented, the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.

	Years Ended December 31,
	2025	2024
Net loss	(62,399,163)	(9,392,702)
Weighted average common shares outstanding – basic and diluted	37,344,429	26,017,018
Net loss per share – basic and diluted	$(1.67)	$(0.36)

Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Year Ended December 31,
	2025	2024
Warrants to purchase common stock	405,162	-
Convertible preferred stock	-	37,935,029
Convertible notes payable	610,260	472,373
Total anitdilutive securities	1,015,422	38,407,402